Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents (Note 5)	$ 1,196.5	$ 539.3
Receivables	135.7	119.8
Loan receivable (Note 6)		39.7
Prepaid expenses and other (Note 7)	50.9	52.6
Current assets	1,383.1	751.4
Royalty, stream and working interests, net (Note 8)	4,927.5	5,149.3
Investments (Note 6)	227.2	235.9
Deferred income tax assets (Note 17)	39.9	49.4
Other assets (Note 9)	49.1	23.9
Total assets	6,626.8	6,209.9
LIABILITIES
Accounts payable and accrued liabilities (Note 10)	43.1	33.6
Current income tax liabilities	7.1	9.6
Current liabilities	50.2	43.2
Deferred income tax liabilities (Note 17)	153.0	135.4
Other liabilities	6.0	6.1
Total liabilities	209.2	184.7
SHAREHOLDERS' EQUITY
Share capital (Note 18)	5,695.3	5,628.5
Contributed surplus	15.6	16.1
Retained earnings	940.4	484.9
Accumulated other comprehensive loss	(233.7)	(104.3)
Total shareholders' equity	6,417.6	6,025.2
Total liabilities and shareholders' equity	$ 6,626.8	$ 6,209.9